Principal accounting policies (Sales and Marketing Expenses, Share-based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) (CNY)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Sales and marketing expenses
Advertising and market promotion expenses	76,192	8,054	5,534
Employee social security and welfare benefits
Employee social security and welfare benefits	115,012	68,334	39,660
Statutory reserves [Line Item]
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves
Dividends
Dividends declared	0	0	0
Segment reporting
Number of operating segments	1
Number of geographical segments	0
Statutory reserves [Member]
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	15,812	40,657